SCHEDULE OF WARRANT ACTIVITIES (Details) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Number of Warrants, Beginning balance	6,635,000
Weighted Average Exercise Price, Beginning balance	$ 1.00
Intrinsic Value, Beginning balance
Number of Warrants, Issued		6,750,000
Weighted Average Exercise Issued		$ 1.00
Weighted Average Remaining Contractual term,Issued		2 years 1 month 17 days
Warrants Outstanding, Cancelled
Number of Warrants, Exercised		(115,000)
Number of Warrants, Ending balance		6,635,000
Weighted Average Exercise Price, Ending balance		$ 1.00
Weighted Average Remaining Contractual term,Outstanding		1 year 2 months 15 days
Intrinsic Value, Ending balances
Number of Warrants, Beginning balance	6,635,000
Weighted Average Exercise Price, Beginning balance	$ 1.00
Weighted Average Remaining Contractual term,Outstanding	8 months 15 days	1 year 2 months 15 days
Intrinsic Value, Beginning balance
Number of Warrants, Issued
Warrants Outstanding, Cancelled
Number of Warrants, Exercised	(105,000)
Number of Warrants, Ending balance	6,530,000	6,635,000
Weighted Average Exercise Price, Ending balance	$ 1.00	$ 1.00
Intrinsic Value, Ending balance